Condensed Consolidated Statements of Operations - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Revenues
Revenue	$ 21,801,044	$ 33,818,790
Commissions (including $418,102 and $267,942, respectively, to related party)	(1,314,020)	(1,956,314)
Net revenue	20,487,024	31,862,476
Operating expenses
Voyage expenses, net	2,509,350	3,664,404
Vessel operating expenses (including $137,243 and $149,196, respectively, to related party)	12,838,729	12,793,704
Dry-docking expenses	419,473	3,678,908
Vessel depreciation	6,430,572	6,898,931
Related party management fees	2,182,187	2,086,682
General and administrative expenses	1,648,591	1,597,248
Gain (Loss) on Disposition of Property Plant Equipment	(2,083,596)	0
Total operating expenses	23,945,306	30,719,877
Operating income / (loss)	(3,458,282)	1,142,599
Other income / (expenses)
Interest and other financing costs	(3,527,620)	(4,090,743)
Gain / (loss) on derivatives, net	(114,962)	633,606
Foreign exchange gain / (loss)	(34,763)	10,069
Interest income	22,859	61,551
Other expenses, net	(3,654,486)	(3,385,517)
Net loss	(7,112,768)	(2,242,918)
Net loss attributable to non-controlling interest	338,575	50,079
Net loss attributable to controlling shareholders	$ (6,774,193)	$ (2,192,839)
Loss per share, basic and diluted (in dollars per share)	$ (2.47)	$ (0.81)
Weighted average number of shares outstanding during the period, basic and diluted (in shares)	2,737,297	2,721,952